ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory
Purchased materials	$ 689,703	$ 796,609
Finished goods	869,016	566,834
Total	$ 1,558,719	$ 1,363,443